Schedule H, Line 4(i) – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 112
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) – Schedule of Assets (Held at Year End)	Schedule H, Line 4(i)
Quaker Houghton Retirement Savings Plan
Schedule of Assets (Held at End of Year)
As of December 31, 2025

Quaker Houghton Retirement Savings Plan, EIN 23-0993790, PN 112
Attachment to Form 5500, Schedule H, Part IV, Line 4(i):

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(e) Current Value
	Jennison Small/Mid Cap Equity Fund of Prudential Trust	Common/Collective Trust	$3,654,826
*	Vanguard Target Retirement 2020 Trust II	Common/Collective Trust	5,667,542
*	Vanguard Target Retirement 2025 Trust II	Common/Collective Trust	16,549,026
*	Vanguard Target Retirement 2030 Trust II	Common/Collective Trust	23,241,332
*	Vanguard Target Retirement 2035 Trust II	Common/Collective Trust	22,012,151
*	Vanguard Target Retirement 2040 Trust II	Common/Collective Trust	17,314,419
*	Vanguard Target Retirement 2045 Trust II	Common/Collective Trust	14,194,941
*	Vanguard Target Retirement 2050 Trust II	Common/Collective Trust	15,393,941
*	Vanguard Target Retirement 2055 Trust II	Common/Collective Trust	10,664,044
*	Vanguard Target Retirement 2060 Trust II	Common/Collective Trust	5,191,584
*	Vanguard Target Retirement 2065 Trust II	Common/Collective Trust	3,054,726
*	Vanguard Target Retirement 2070 Trust II	Common/Collective Trust	153,919
*	Vanguard Target Retirement Income Trust II	Common/Collective Trust	3,472,076
*	Vanguard Target Retirement Income and Growth Trust II	Common/Collective Trust	1,433
*	Vanguard Retirement Savings Trust III	Common/Collective Trust	13,306,856
	Loomis Sayles Core Plus Bond Fund; Class N	Registered Investment Company	199,715
*	Vanguard Extended Market Index Fund Institutional Shares	Registered Investment Company	9,331,814
*	Vanguard Federal Money Market Fund	Registered Investment Company	16,632
*	Vanguard Institutional Index Fund Institutional Shares	Registered Investment Company	42,399,474
*	Vanguard International Growth Fund Admiral Shares	Registered Investment Company	7,716,284
*	Vanguard Total Bond Market Index Fund Institutional Shares	Registered Investment Company	12,007,457
*	Vanguard Total International Bond Index Fund Admiral Shares	Registered Investment Company	1,083,652
*	Vanguard Total International Stock Index Fund Admiral Shares	Registered Investment Company	6,251,884
*	Vanguard U.S. Growth Fund Admiral Shares	Registered Investment Company	16,443,704
*	Vanguard Windsor II Fund Admiral Shares	Registered Investment Company	6,683,477
*	Vanguard Brokerage Fund	Self-Directed Brokerage Accounts	4,018,114
*	Quaker Chemical Corporation Stock Fund	Common Stock Fund	10,809,221
	Total Investments, at Fair Value		$270,834,244
*	Participant notes receivable	Loans to participants, interest rates ranging from 4.25% to 9.50% with various maturities through 2034	3,064,928
	Total Participant Notes Receivable		$3,064,928

*	Party-in-Interest
(d)	Column (d) is omitted as cost is not required for participant directed investments